Accounts Receivable (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Accounts receivable - third parties	$ 3,439,799	$ 4,037,208
Accounts receivable - related parties	483,628	210,268
Total accounts receivable, gross	3,923,427	4,247,476
Less: Allowance for doubtful accounts	(103,990)	(66,917)
Accounts receivable, net	$ 3,819,437	$ 4,180,559